Investment Objectives and Goals - Keating Active ETF	Aug. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	KEATING ACTIVE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Keating Active ETF (the “Fund”) seeks total return which consists of income and capital appreciation.